Cash dividends	12 Months Ended
Dec. 31, 2014
Disclosure Cash Dividends [Abstract]
Cash dividends
Cash dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. For the year ended December 31, 2014, the Company declared dividends to shareholders on common shares totaling $82,898 (2013 - $68,291) or $0.3695 per common share (2013 - $0.3325 per common share). The Board declared a dividend on the Company’s common shares of U.S. $0.0875 per share payable on January 15, 2015 to the shareholders of record on December 31, 2014.
For the year ended December 31, 2014, the Company declared and paid dividends to Series A preferred shareholders totaling $5,400 (2013 - $5,400) or $1.125 per Series A preferred share (2013 - $1.1250 per Series A preferred share).
For the year ended December 31, 2014, the Company declared and paid dividends to Series D preferred shareholders totaling $4,103 (2013 - $nil) or $1.0257 per Series D preferred share (2013 - $nil per Series D preferred share).